RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020
Directors and officers of the Company	28	21
Related company	5	7
Total	33	28

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Notes to the Consolidated Financial Statements

For the year ended December 31, 2021

(Expressed in Canadian dollars)

The following amount due from related party and advance represent as well as the investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020
Due from related party	199	55
Advance	-	50
Investment	321	48

Total	520	153

(a)	Related party transactions

2021

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company.

As of December 31, 2021, Sentient beneficially owns 36,980,982 common shares, constituting approximately 28.19% of the currently issued and outstanding common shares of the Company.

As of December 31, 2021, CATL beneficially owns 22,944,444 common shares, constituting approximately 17.49% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

2020

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company.

As of December 31, 2020, Sentient beneficially owns 36,980,982 common shares, constituting approximately 33.66% of the currently issued and outstanding common shares of the Company.

As of December 31, 2020, CATL beneficially owns 22,944,444 common shares, constituting approximately 20.89% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the year ended December 31, 2020, the Company recorded $185,706 in fees charged by a legal firm in which the Company’s former chairman is a consultant.

2019

As of December 31, 2019, Sentient beneficially owns 36,980,982 common shares, constituting approximately 41.70% of the currently issued and outstanding common shares of the Company.

On December 18, 2019, CATL subscribed for a total of 2,944,444 units under a bought deal private placement financing transaction described in Note 9 for a total net proceeds of $530,000. As part of the subscription, CATL was granted 1,472,222 common share purchase warrants exercisable at $0.25 until December 18, 2021. As of December 31, 2019, CATL beneficially owns 22,944,444 common shares, constituting approximately 25.87% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the year ended December 31, 2019, the Company recorded $370,127 (2018 - $174,224), (2017 - $244,285) in fees charged by a legal firm in which the Company’s former chairman is a consultant.

Notes to the Consolidated Financial Statements

For the year ended December 31, 2021

(Expressed in Canadian dollars)

(b)	Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020	December 31, 2019
Geological consulting fees – expensed	-	5	136
Management fees – expensed	531	478	747
Salaries - expensed	-	182	185
Share-based payments	2,314	756	-
Total	2,845	1,421	1,068